15. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes Tables
Loss before tax
	Chinese Yuan (Renminbi)			U.S. Dollars
				For the Year Ended
	For the Years Ended December 31,			December 31,
	2011	2012	2013	2013
PRC	¥813,814	¥15,240,940	¥(501,808)	$(82,893)
Cayman Islands	(26,337,315)	(15,253,126)	(6,662,406)	(1,100,551)
Loss before income tax	¥(25,523,501)	¥(12,186)	¥(7,164,214)	$(1,183,444)

Income tax expenses
		Chinese Yuan (Renminbi)		U.S. Dollars
				For the Year Ended
	For the Years Ended December 31,		December 31,
	2011	2012	2013	2013
Current tax before tax loss carry forwards (set-off)	¥1,957,167	¥13,330,732	¥891,449	$147,257
Tax loss carry forwards (set-off)	162,457	59,638	15,098	2,494
Current income taxes	2,119,624	13,390,370	906,547	149,751
Deferred income taxes	(2,691,481)	(8,892,940)	(619,251)	(102,293)
Total income tax expenses (benefit)	¥(571,857)	¥4,497,430	¥287,296	$47,458

Reconciliation of income tax expenses
		Chinese Yuan (Renminbi)		U.S. Dollars
				For the Year Ended
	For the Years Ended December 31,		December 31,
	2011	2012	2013	2013
Income tax computed at statutory tax rate	¥(6,380,875)	¥(3,046)	¥(1,791,053)	$(295,861)
Difference in tax rate of the Company outside the PRC	6,584,329	3,813,282	1,665,601	275,138
Effect of tax holiday for a subsidiary	(146,364)	(1,547,949)	44,142	7,292
Non-deductible expenses	887,675	2,799,105	396,408	65,482
Tax loss carry forward (set-off)	162,457	59,638	15,098	2,494
Withholding income tax for the dividends paid to Cayman Islands company	1,012,402	-	-	-
Deferred tax benefit	(2,691,481)	(623,600)	(42,900)	(7,087)
Income tax expenses (benefit)	¥(571,857)	¥4,497,430	¥287,296	$47,458

Components of the deferred tax assets and liabilities
	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2012	2013	2013
Deferred Tax Assets:
Net operating loss carry forwards	¥222,095	¥237,193	$39,181
Allowance for doubtful accounts and write offs	2,332,527	2,266,888	374,462
Inventory provision	370,070	512,335	84,632
Accruals and others	4,966,115	5,022,822	829,711
Intangible assets impairment	980,504	980,504	161,968
Valuation allowance	(222,095)	(237,193)	(39,181)
Total deferred tax assets	¥8,649,216	¥8,782,549	$1,450,773

Deferred Tax Liabilities:
Intangible assets	¥(42,900)	¥-	$-
Refundable value added tax	(750,106)	(307,089)	(50,727)
Total deferred tax liabilities	¥(793,006)	¥(307,089)	$(50,727)

Net deferred tax assets	¥7,856,210	¥8,475,460	$1,400,046